TAXATION	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
TAXATION
4.   TAXATION

The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until March 31, 2035. Based upon review of applicable laws and regulations, and after consultation with counsel, the Company does not believe it is subject to material income taxes in any jurisdiction.